Pensions And Other Postemployment Benefits (Assumed Health Care And Drug Cost Trend Rates Used To Measure Next Year's Postemployment Healthcare Benefits) (Detail) (Other Postemployment Benefits [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Drug cost trend rate	8.38%	8.94%
Ultimate drug cost trend rate	5.00%	5.00%
Year ultimate drug cost trend rate reached	2018	2018
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Drug cost trend rate	7.25%	7.63%
Ultimate drug cost trend rate	5.00%	5.00%
Year ultimate drug cost trend rate reached	2018	2018